Digital Assets and Digital Asset ETPs	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Digital Assets and Digital Asset ETPs [Line Items]
Digital assets and digital asset ETPs

7. Digital assets and digital asset ETPs

Digital Assets

The following table summarizes digital assets held by the Group for operations:

	As of December 31,
	2025			2024
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	24,357	$2,438,104	$2,132,819	25,332	$1,264,453	$2,370,555
Ethereum	359,966	1,190,456	1,069,940	411,634	1,062,584	1,373,680
Solana	2,951,168	588,725	367,985	1,894,767	224,674	359,936
XRP	129,750,947	318,238	238,776	70,009,634	62,004	145,858
Other digital assets (1)(2)	Not meaningful	276,915	165,193	Not meaningful	140,900	216,649
Total digital assets		$4,812,438	$3,974,713		$2,754,615	$4,466,678

(1)	Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.
(2)	Excludes various stablecoins held with a total fair value of $8.2 million and $5.1 million as of December 31, 2025 and 2024, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.

The following table summarizes digital assets held by the Group for treasury purposes:

	As of December 31,
	2025			2024
(in thousands), except units	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
Bitcoin	235	$22,790	$20,546	163	$8,894	$15,249
Ethereum	2,596	8,421	7,717	—	—	—
Solana	40,910	8,025	5,091	—	—	—
Total digital assets		$39,236	$33,354		$8,894	$15,249

The following table provides a reconciliation of digital assets, presented in the aggregate of both digital assets held by the Group for operations and digital assets held by the Group for treasury purposes:

	For the Years Ended December 31,
	2025	2024
Beginning balance (at fair value)	$4,481,927	$2,992,707
Additions (1)	5,922,415	5,543,986
Dispositions (2)	(5,689,089)	(6,437,643)
Gains (3)	68,611	2,434,909
Losses (3)	(961,455)	(10,008)
Translation of foreign currency denominated holdings	185,658	(42,024)
Ending balance (at fair value)	$4,008,067	$4,481,927

(1)	Additions represent purchases of, staking rewards earned on, loan redemptions in, and lending book interest received in, digital assets.
(2)	Dispositions represent the sales of, and loans of, digital assets.
(3)

For the years ended December 31, 2025 and 2024, the Group recognized cumulative realized gains from dispositions of digital assets of $127.7 million and $633.4 million, respectively, and cumulative realized losses from dispositions of digital assets of $196.4 million and $6.5 million, respectively.

Certain digital assets previously held by the Group were subject to sale restrictions through lock-up schedules. These digital assets were subject to sales restrictions for a period of four years, which ended in April 2025. The fair value of the digital assets held by the Group that were subject to sales restrictions was $4.1 million as of December 31, 2024. There were no digital assets subject to sales restrictions as of December 31, 2025.

Digital Asset ETPs

The table below shows a reconciliation between the opening and closing position of the Group’s digital asset ETPs and fund holdings.

	For the Years Ended December 31,
	2025	2024
Opening position	$1,190,998	$267,063

Net additions and transfers	886,324	1,061,833
Net disposals and transfers	(837,283)	(649,593)
Net movement	49,041	412,240
Realized (loss)/gain	(6,316)	52,233
Unrealized (loss)/gain	(88,293)	459,771
Net (loss)/gain	(94,609)	512,004
Exchange differences	(2)	(309)
Closing position	$1,145,428	$1,190,998

These holdings are used to provide exposure to digital assets and are held as part of the Group’s collateral management obligations. Of this balance, $136.0 million and $145.8 million as of December 31, 2025 and 2024, respectively, is held as collateral with Reyl Bank (see Note 12) in respect of a loan facility. While the majority of the loan balance is non-current, repayment can be made at the discretion of the Group and the collateral recalled, hence its classification as a current asset.